Accounting Principles - Fair value measurement (Details) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Principles
Financial assets	€ 102,972,000	€ 120,417,000	€ 39,545,000
Financial liabilities	27,701,000	20,177,000	9,594,000
Foreign currency forwards
Accounting Principles
Financial assets		1,791,000
Financial assets carried at fair value through profit or loss
Accounting Principles
Financial assets	8,829,000	1,791,000
Financial assets carried at fair value through profit or loss | Foreign currency forwards
Accounting Principles
Financial assets		1,791,000
At fair value
Accounting Principles
Financial assets			0
Financial liabilities			€ 0
Level 1 | Financial assets carried at fair value through profit or loss
Accounting Principles
Financial assets	8,829,000
Level 1 | Financial assets carried at fair value through profit or loss | Term deposits
Accounting Principles
Financial assets	€ 8,829,000
Level 2 | Financial assets carried at fair value through profit or loss
Accounting Principles
Financial assets		1,791,000
Level 2 | Financial assets carried at fair value through profit or loss | Foreign currency forwards
Accounting Principles
Financial assets		€ 1,791,000